Geographic Segments (Tables)	12 Months Ended
Dec. 31, 2015
Geographic Segments [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Net sales to non-affiliates (see Note 16 for discussion of sales to affiliates):

	For the Year Ended December 31,
	2015	2014	2013
In millions
Singapore	$43.6	$57.6	$63.1
Foreign	733.1	780.1	848.4
Total	$776.7	$837.7	$911.5

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Foreign sales to non-affiliates were derived from sales to the following countries:

	For the Year Ended December 31,
	2015	2014	2013
In millions
Taiwan	$166.6	$215.3	$219.2
South Korea	166.0	171.3	217.6
U.S.	126.4	123.0	130.3
China	57.7	43.2	40.1
Germany	55.3	67.4	62.4
Italy	34.1	33.0	36.7
France	29.5	32.1	38.2
Netherlands	20.4	19.2	16.4
Malaysia	18.1	14.3	14.6
Other foreign countries	59.0	61.3	72.9
Total	$733.1	$780.1	$848.4

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
Property, plant, and equipment, net of accumulated depreciation:

	As of December 31,
	2015	2014
In millions
Taiwan	$183.2	$195.2
South Korea	96.1	111.4
U.S.	86.7	68.1
Italy	65.5	67.2
Japan	58.5	61.6
Malaysia	40.7	95.2
Other countries	0.1	0.1
Total	$530.8	$598.8

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Sales to specific non-affiliate customers exceeding 10% of net sales for the years ended December 31, 2015, 2014, and 2013 were as follows:

	For the Year Ended December 31,
	2015		2014		2013
	Net Sales	Percent	Net Sales	Percent	Net Sales	Percent
In millions, except for percentages
Customer A	$163.5	21.1%	$160.5	19.2%	$191.2	21.0%
Customer B	$107.0	13.8%	$154.1	18.4%	$144.4	15.8%
Customer C	$83.7	10.8%	$87.9	10.5%	$100.8	11.1%